Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Income Statement [Abstract]
Revenue from contracts with customers	$ 8,673	$ 33,066	$ 25,271	$ 25,251
Employee benefits expense	(3,074)	(9,868)	(9,293)	(6,193)
Advertising and promotion expense	(177)	(655)	(522)	(328)
Premises and office expenses	(1,486)	(996)	(741)	(674)
Legal and professional fee	(1,338)	(2,891)	(3,010)	(883)
Depreciation and amortization	(1,441)	(1,312)	(846)	(631)
Finance costs	(3,403)	(1,195)
Other expenses	(4,586)	(2,442)	(405)	(430)
Changes in fair value on financial assets measured at fair value through profit or loss (“FVTPL”)	16,279	15,386	16,940	9,063
Other income	8,988	16,052	867	171
Other gains and losses, net	14,342	153	609	(39)
Profit before tax	32,777	45,298	28,870	25,307
Income tax expense	(1,991)	(4,485)	(3,030)	(3,173)
Profit for the year/period	30,786	40,813	25,840	22,134
Item that will not be reclassified to profit or loss:
Exchange differences on translation from functional currency to presentation currency	1,168	(30)	(4,145)	(574)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(956)	(960)	(106)	107
Share of other comprehensive expense of joint ventures	126	377
Other comprehensive expense reclassified subsequently to profit or loss	(830)	(583)	(106)	107
Other comprehensive (expense) income for the year/period	338	(613)	(4,251)	(467)
Total comprehensive income for the year/period	31,124	40,200	21,589	21,667
Profit (loss) for the year/period attributable to:
- Owners of the Company	31,940	42,059	27,493	22,937
- Non-controlling interests	(1,154)	(1,246)	(1,653)	(803)
Profit (loss) for the year	30,786	40,813	25,840	22,134
Total comprehensive income (expense) for the year/period attributable to:
- Owners of the Company	32,563	41,889	23,294	22,421
- Non-controlling interests	(1,439)	(1,689)	(1,705)	(754)
Total comprehensive income (expense) for the year	$ 31,124	$ 40,200	$ 21,589	$ 21,667
Earnings per share
- Basic (in Dollars per share)	$ 0.42	$ 0.57	$ 0.41	$ 0.43
- Diluted (in Dollars per share)	$ 0.42	$ 0.57	$ 0.41	$ 0.43